Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	83 Months Ended	95 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
ClearShares OCIO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearShares OCIO ETF NAV
Average Annual Return, Percent	8.52%		8.07%		6.58%
ClearShares Piton Intermediate Fixed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearShares Piton Intermediate Fixed Income ETF NAV
Average Annual Return, Percent	5.86%	0.23%
ClearShares Ultra-Short Maturity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearShares Ultra-Short Maturity ETF NAV
Average Annual Return, Percent	4.88%		2.91%	2.61%
ICE BofA US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.43%		(0.92%)		1.25%
ICE BofA US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.43%	(1.28%)
ICE BofA US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.43%		(0.92%)	1.57%